2. Loans: Principal balances on non-accrual loans (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Principal balances on non-accrual loans

Loan Class	December 31, 2018	December 31, 2017

Consumer Loans	$ 28,218,125	$ 23,800,601
Real Estate Loans	1,189,848	1,156,255
Sales Finance Contracts	1,607,609	1,097,986
Total	$ 31,015,582	$ 26,054,842